Employee Benefit Plan, Summary of Accounting Policy - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Employer Discretionary Contribution Vesting Percentage	20.00%
EBP 003
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting.
Payment of Benefits
Benefits are recorded when paid.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded.

Use of Estimates
The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates that affect amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). See Note 3 for further discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
EBP, Investment, Fair Value and NAV
The fair value framework establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•Level 1 - Quoted prices in active market for identical assets.
•Level 2 - Significant observable inputs. Level 2 inputs include the following:
•quoted prices for similar assets and liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in markets that are not active;
•observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals);
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management assumptions regarding market participant assumptions used in pricing the asset or liability (including assumptions about risk).

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Following is a description of the valuation techniques and inputs used for each general type of investments measured at fair value by the Plan:

EBP, Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transaction
One of the Plan’s investment options is AES common stock. Since AES is the parent company of IPALCO Enterprises, Inc. and IPALCO Enterprises, Inc. is the parent company of the Company, all investment transactions involving AES common stock qualify as party-in-interest transactions. However, the transactions are exempt from the prohibited transactions rules under ERISA. During 2025 and 2024, the Plan received $306,993 and $307,614 in common stock dividends from AES, respectively.

Certain Plan investments consist of shares of mutual funds and units of common/collective trust funds selected based on the recommendations of the Plan's investment advisor, an unrelated party. The Plan also holds investments sponsored by T. Rowe Price, which serves as a Trustee of the Plan. As a result, these investments constitute party-in-interest transactions. However, such transactions are exempt from the prohibited transaction provisions of ERISA pursuant to the applicable statutory and administrative exemptions.

T. Rowe Price provides certain administrative services to the Plan pursuant to a Master Plan Services Agreement (MSA) between the Company and T. Rowe Price. T. Rowe Price receives revenue from mutual fund and collective trust fund service providers for services T. Rowe Price provides to the funds. This revenue is used to offset certain amounts owed to T. Rowe Price for its administrative services provided to the Plan.
If the revenue received by T. Rowe Price from such mutual fund or collective trust fund service providers exceeds the amount owed under the MSA, T. Rowe Price remits the excess to the Plan's trust on a quarterly basis. Such amounts may be applied to pay plan administrative expenses or allocated to the accounts of participants. During 2025 and 2024, $56,862 and $64,895, respectively, was remitted to the Plan's trust. The Plan or the Company may make a payment to T. Rowe Price for administrative expenses not covered by sharing of the excess revenue.

EBP, Form 5500 Caption, Earnings on Investments, Total Dividends	$ 306,993	$ 307,614
EBP, Risk and Uncertainty	Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market volatility, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

EBP, Tax Status	Tax Status
The Plan has received a determination letter from the IRS dated August 17, 2017 stating that the Plan is qualified under Section 401(a) of the Code and, therefore, the related trust is exempt from taxation. Subsequent to this determination by the IRS, the Plan was amended and restated. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status. The plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan, as amended and restated, is qualified and the related trust is tax-exempt.

During the plan year ended December 31, 2025, participant contributions, including loan repayments, totaling $0.5 million, were not remitted to the Plan within the time period prescribed by the Department of Labor. These delinquent contributions are reported on Schedule H, Line 4a, Schedule of Delinquent Participant Contributions. As of December 31, 2025, the delinquent contributions were pending correction under the U.S. Department of Labor's Voluntary Fiduciary Correction Program (VFCP).

Accounting principles generally accepted in the United States require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain tax position that more likely than not would not be sustained by examination by the IRS. Plan management has analyzed the tax positions taken by the Plan and has concluded there are no uncertain tax positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Aug. 17, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
Participant contributions	$ 738,459	311,546
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 529,026
EBP, Subsequent Event	Subsequent Event
Effective February 16, 2026, the Plan was amended to increase the matching contribution from 4% to 5% for employees covered by the IBEW Clerical, Technical & Meter Reading Unit collective bargaining agreement.

On March 1, 2026, AES entered into an Agreement and Plan of Merger (the “Merger Agreement"), by and among AES, Horizon Parent, L.P., a Delaware limited partnership (“Parent"), and Horizon Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Parent (“Merger Sub"). Pursuant to the Merger Agreement, Merger Sub will merge with and into AES (the “Merger"), with AES continuing as the surviving corporation in the Merger. Parent is controlled by investment vehicles affiliated with one or more funds, accounts or other entities managed or advised by Global Infrastructure Management, LLC and the EQT Infrastructure VI fund. Consummation of the Merger is subject to various closing conditions.

Subsequent events have been evaluated through June 25, 2026, the date these statements were available to be issued.

Investments - at fair value	$ 221,565,658	$ 199,142,430
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Investment, Fair Value and NAV
The fair value framework establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•Level 1 - Quoted prices in active market for identical assets.
•Level 2 - Significant observable inputs. Level 2 inputs include the following:
•quoted prices for similar assets and liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in markets that are not active;
•observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals);
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management assumptions regarding market participant assumptions used in pricing the asset or liability (including assumptions about risk).

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Following is a description of the valuation techniques and inputs used for each general type of investments measured at fair value by the Plan:

EBP, Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transaction
One of the Plan’s investment options is AES common stock. Since AES is the parent company of IPALCO Enterprises, Inc. and IPALCO Enterprises, Inc. is the parent company of the Company, all investment transactions involving AES common stock qualify as party-in-interest transactions. However, the transactions are exempt from the prohibited transactions rules under ERISA. During 2025 and 2024, the Plan received $306,993 and $307,614 in common stock dividends from AES, respectively.

Certain Plan investments consist of shares of mutual funds and units of common/collective trust funds selected based on the recommendations of the Plan's investment advisor, an unrelated party. The Plan also holds investments sponsored by T. Rowe Price, which serves as a Trustee of the Plan. As a result, these investments constitute party-in-interest transactions. However, such transactions are exempt from the prohibited transaction provisions of ERISA pursuant to the applicable statutory and administrative exemptions.

T. Rowe Price provides certain administrative services to the Plan pursuant to a Master Plan Services Agreement (MSA) between the Company and T. Rowe Price. T. Rowe Price receives revenue from mutual fund and collective trust fund service providers for services T. Rowe Price provides to the funds. This revenue is used to offset certain amounts owed to T. Rowe Price for its administrative services provided to the Plan.
If the revenue received by T. Rowe Price from such mutual fund or collective trust fund service providers exceeds the amount owed under the MSA, T. Rowe Price remits the excess to the Plan's trust on a quarterly basis. Such amounts may be applied to pay plan administrative expenses or allocated to the accounts of participants. During 2025 and 2024, $56,862 and $64,895, respectively, was remitted to the Plan's trust. The Plan or the Company may make a payment to T. Rowe Price for administrative expenses not covered by sharing of the excess revenue.

EBP, Risk and Uncertainty	Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market volatility, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

EBP, Tax Status	Tax Status
The Plan has received a determination letter from the IRS dated August 17, 2017 stating that the Plan is qualified under Section 401(a) of the Code and, therefore, the related trust is exempt from taxation. Subsequent to this determination by the IRS, the Plan was amended and restated. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status. The plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan, as amended and restated, is qualified and the related trust is tax-exempt.

During the plan year ended December 31, 2025, participant contributions, including loan repayments, totaling $0.5 million, were not remitted to the Plan within the time period prescribed by the Department of Labor. These delinquent contributions are reported on Schedule H, Line 4a, Schedule of Delinquent Participant Contributions. As of December 31, 2025, the delinquent contributions were pending correction under the U.S. Department of Labor's Voluntary Fiduciary Correction Program (VFCP).

Accounting principles generally accepted in the United States require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain tax position that more likely than not would not be sustained by examination by the IRS. Plan management has analyzed the tax positions taken by the Plan and has concluded there are no uncertain tax positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

EBP, Subsequent Event	Subsequent Event
Effective February 16, 2026, the Plan was amended to increase the matching contribution from 4% to 5% for employees covered by the IBEW Clerical, Technical & Meter Reading Unit collective bargaining agreement.

On March 1, 2026, AES entered into an Agreement and Plan of Merger (the “Merger Agreement"), by and among AES, Horizon Parent, L.P., a Delaware limited partnership (“Parent"), and Horizon Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Parent (“Merger Sub"). Pursuant to the Merger Agreement, Merger Sub will merge with and into AES (the “Merger"), with AES continuing as the surviving corporation in the Merger. Parent is controlled by investment vehicles affiliated with one or more funds, accounts or other entities managed or advised by Global Infrastructure Management, LLC and the EQT Infrastructure VI fund. Consummation of the Merger is subject to various closing conditions.

Subsequent events have been evaluated through June 25, 2026, the date these statements were available to be issued.